Business Combinations - Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Cooperatief U.A. (Details)			1 Months Ended	9 Months Ended
	Apr. 08, 2021 USD ($)	Mar. 19, 2021 USD ($)	Apr. 08, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)
Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Cooperatief U.A.
Business Combinations
Percentage of business acquired	100.00%		100.00%
Number of sub-parts of business combination			2
Goodwill deductible for tax purpose					$ 0
Gross consideration	$ 140,951,000		$ 140,951,000
Less: cash in business at the date of acquisition	(919,000)
Net cash consideration	140,032,000		140,032,000
Identifiable assets acquired and liabilities assumed:
Capital work in progress	1,128,000		1,128,000
Right of use asset	32,034,000		32,034,000
Customer related intangible asset	68,021,000		68,021,000
Network related intangible asset	915,000		915,000
Trade and other receivables	5,386,000		5,386,000
Trade and other payables	(5,117,000)		(5,117,000)
Provisions for other liabilities and charges	(5,799,000)		(5,799,000)
Lease liabilities	(34,486,000)		(34,486,000)
Tax payable	(3,434,000)		(3,434,000)
Deferred tax	(26,281,000)		(26,281,000)
Total identifiable net assets acquired	91,862,000		91,862,000
Goodwill	48,170,000	$ 11,700,000	48,170,000
Revenue - post-acquisition				$ 9,515,000
Profit (Loss) - post-acquisition				$ (3,961,000)
Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Cooperatief U.A. | Software
Identifiable assets acquired and liabilities assumed:
Software	496,000		496,000
Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Cooperatief U.A. | Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	57,964,000		57,964,000
Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Cooperatief U.A. | Land
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	953,000		953,000
Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Cooperatief U.A. | Furniture and office equipment
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	82,000		82,000
Centennial Towers Colombia, S.A.S.
Business Combinations
Gross consideration		47,051,000
Less: cash in business at the date of acquisition		(659,000)
Net cash consideration		46,392,000
Identifiable assets acquired and liabilities assumed:
Capital work in progress		500,000
Right of use asset		9,761,000
Customer related intangible asset		32,599,000
Network related intangible asset		321,000
Trade and other receivables		3,023,000
Trade and other payables		(3,646,000)
Provisions for other liabilities and charges		(527,000)
Lease liabilities		(10,458,000)
Tax payable		(625,000)
Deferred tax		(10,907,000)
Total identifiable net assets acquired		34,679,000
Goodwill		11,713,000
Centennial Towers Colombia, S.A.S. | Software
Identifiable assets acquired and liabilities assumed:
Software		1,000
Centennial Towers Colombia, S.A.S. | Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment		14,074,000
Centennial Towers Colombia, S.A.S. | Land
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment		546,000
Centennial Towers Colombia, S.A.S. | Furniture and office equipment
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment		$ 17,000
Centennial Towers Brasil Cooperatief U.A.
Business Combinations
Gross consideration	93,900,000		93,900,000
Less: cash in business at the date of acquisition	(260,000)
Net cash consideration	93,640,000		93,640,000
Identifiable assets acquired and liabilities assumed:
Capital work in progress	628,000		628,000
Right of use asset	22,273,000		22,273,000
Customer related intangible asset	35,422,000		35,422,000
Network related intangible asset	594,000		594,000
Trade and other receivables	2,363,000		2,363,000
Trade and other payables	(1,471,000)		(1,471,000)
Provisions for other liabilities and charges	(5,272,000)		(5,272,000)
Lease liabilities	(24,028,000)		(24,028,000)
Tax payable	(2,809,000)		(2,809,000)
Deferred tax	(15,374,000)		(15,374,000)
Total identifiable net assets acquired	57,183,000		57,183,000
Goodwill	36,457,000		36,457,000
Centennial Towers Brasil Cooperatief U.A. | Software
Identifiable assets acquired and liabilities assumed:
Software	495,000		495,000
Centennial Towers Brasil Cooperatief U.A. | Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	43,890,000		43,890,000
Centennial Towers Brasil Cooperatief U.A. | Land
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	407,000		407,000
Centennial Towers Brasil Cooperatief U.A. | Furniture and office equipment
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	$ 65,000		$ 65,000